PENSION PLANS AND POSTRETIREMENT BENEFITS - Assumptions and sensitivity analysis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) Y	Dec. 31, 2016 CAD ($) Y	Dec. 31, 2015 Y
Pension and postretirement benefits
Expected employer contributions in the next fiscal year	$ 25,000
Benefit obligations
Percentage increase of discount rate (as a percent)	0.10%
Pension benefits
Benefit obligations
Decrease of retirement benefit obligation due to increase of actuarial assumption	$ 10,200
Postretirement benefits
Benefit obligations
Decrease of retirement benefit obligation due to increase of actuarial assumption	$ 700
Actuarial assumption discount rate
Current periodic costs
Assumed average retirement age | Y	62	62	62
Assumed health care cost trend rate (as a percent)	6.50%
Assumed health care cost trend rate after eight years (as a percent)	4.50%
Actuarial assumption discount rate | Pension benefits
Benefit obligations
Discount rate, current year (as a percent)	3.50%	3.90%	4.00%
Rate of compensation increase, current year (as a percent)	3.25%	3.25%	3.25%
Current periodic costs
Discount rate, preceding year (as a percent)	3.90%	4.00%	4.10%
Rate of compensation increase, preceding year (as a percent)	3.25%	3.25%	3.25%
Actuarial assumption discount rate | Postretirement benefits
Benefit obligations
Discount rate, current year (as a percent)	3.50%	3.90%	4.00%
Rate of compensation increase, current year (as a percent)	3.00%	3.00%	3.00%
Current periodic costs
Discount rate, preceding year (as a percent)	3.90%	4.00%	4.10%
Rate of compensation increase, preceding year (as a percent)	3.00%	3.00%	3.00%
Plan assets
Pension and postretirement benefits
Employer contributions	$ 27,000
Plan assets | Pension benefits
Pension and postretirement benefits
Employer contributions	26,817	$ 20,682
Plan assets | Postretirement benefits
Pension and postretirement benefits
Employer contributions	$ 467	$ 451